RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Summary of Related Party Transactions
The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Balances outstanding with related parties:
Participating loan interests	$—	$268
Net (payables)/receivables within equity accounted investments	(81)	(26)
Loans and notes receivable(1)	102	54
Receivables and other assets	17	50
Deposit and promissory note from Brookfield Asset Management(2)	—	(733)
Property-specific obligations(3)	—	(231)
Loans and notes payable and other liabilities	(196)	(50)
Capital securities held by Brookfield Asset Management(4)	—	(420)
Preferred shares held by Brookfield Asset Management	(15)	(15)

(1)
At December 31, 2019, includes nil (December 31, 2018 - $54 million) receivable from Brookfield Asset Management upon the earlier of the partnership’s exercise of its option to convert its participating loan interests into direct ownership of the Australian portfolio or the maturity of the participating loan interests.

(2)	The deposit and promissory note from Brookfield Asset Management were repaid during the year ended December 31, 2019.

(3)	The partnership exercised its option to acquire properties in Australia from Brookfield Asset Management during the year, therefore the property-specific obligations are now consolidated.

(4)	In 2019, approximately $420 million of the Brookfield BPY Holdings Inc. Class B Junior Preferred Shares, held by Brookfield Asset Management, were redeemed.

(US$ Millions) Years ended Dec. 31,	2019	2018	2017
Transactions with related parties:
Commercial property revenue(1)	$26	$22	$19
Management fee income	35	5	6
Participating loan interests (including fair value gains, net)(2)	50	53	86
Interest expense on debt obligations	48	44	29
Interest on capital securities held by Brookfield Asset Management	8	64	83
General and administrative expense(2)	198	192	204
Construction costs(3)	411	397	295
Incentive Fees(4)	104	—	—

(1)	Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.

(2)
Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s investments in Brookfield-sponsored real estate funds, and administrative services.

(3)	Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.